Borrowings - Schedule of Analysis of Borrowings by Currency (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 36,950	£ 39,730
Borrowings net, derivative instruments adjustment	36,875	39,636
Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(72)	(96)
– forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(3)	2
Functional currency
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	28,830	32,215
Borrowings net, derivative instruments adjustment	29,507	33,372
Functional currency | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	609	1,214
Functional currency | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	68	(57)
US dollar
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,754	3,656
Borrowings net, derivative instruments adjustment	2,705	2,313
US dollar | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(148)	(451)
US dollar | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(901)	(892)
UK sterling
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	302	302
Borrowings net, derivative instruments adjustment	302	2
UK sterling | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	(300)
UK sterling | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Euro
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,800	3,301
Borrowings net, derivative instruments adjustment	3,702	3,279
Euro | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	(533)	(559)
Euro | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	435	537
Other currencies
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	264	256
Borrowings net, derivative instruments adjustment	659	670
Other currencies | Cross-currency swaps
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	0	0
Other currencies | – forward foreign currency contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Effect of derivative financial instruments	£ 395	£ 414